Accrued Expenses - Schedule of Accrued Expenses (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accrued expenses
Accrued expenses bonus payments	$ 252,953	$ 137,660
Accrued expenses severance payments		319,031
Payroll related accruals	79,939	90,549
Accrued professional fees	403,451
Other accrued expenses	7,523	12,389
Total amount of accrued expenses	743,866	559,629
Accrued expenses non-current
Reserve for litigation with TUM	327,937	373,059
Accrued expenses Restoration	6,051	6,883
Total amount of accrued expenses non-current	333,988	379,942
Total amount of accrued expenses	$ 1,077,854	$ 939,571